Stock-based compensation - Stock options (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Summary of outstanding stock options
Outstanding at beginning of period (in shares)	3,249,784
Granted (in shares)	2,943,200
Forfeited and cancelled (in shares)	(53,337)
Outstanding at end of period (in shares)	6,139,647	3,249,784
Vested and exercisable at end of period (in shares)	1,758,858
Weighted-Average Exercise Price
Granted (in dollars per share)	$ 3.44
Forfeited and cancelled (in dollars per share)	8.28
Outstanding (in dollars per share)	7.40	$ 11.00
Vested and exercisable at end of period (in dollars per share)	$ 10.63
Additional Disclosures - Options
Weighted Average Remaining Contractual Term, Outstanding	8 years 7 days	6 years 10 months 21 days
Weighted Average Remaining Contractual Term, Vested and exercisable	5 years 8 months 5 days
Aggregate Intrinsic Value, Outstanding (in dollars)	$ 14,417
Aggregate Intrinsic Value, Vested and exercisable at end of the period (in dollars)	$ 1,924